Beneficial Ownership Reporting
Compliance

The registrant's Trustees and certain
officers, its investment adviser, certain
affiliated persons of the investment adviser,
and persons who beneficially own more than
10% of any class of outstanding securities of
the registrant are required to file forms
reporting their affiliation with the registrant
and reports of ownership and changes in
ownership of the registrant's securities with
the SEC.   Based on a review of these forms
filed electronically with the SEC, the
registrant has determined that the following forms were filed late: for the fiscal year ended December 31, 2024, Form 4 filed on
June 27, 2024 by Thomas Sittema to report a purchase of shares; and for the fiscal year ended December 31, 2025, Form 4 filed on
March 19, 2025 by Ron Sturzenegger to
report a sale of shares and, as an initial statement of beneficial ownership of securities, Form 3 filed on October 24, 2025 by Dean Caruvana, Form 3 filed on October
24, 2025 by Terry Prather, Form 3 filed on
October 24, 2025 by Gary Gipkhin, Form 3 filed on November 3, 2025 by StepStone
Group Europe Alternative Investments Ltd and Form 3 filed on November 3, 2025 by
Stepstone Group Private Debt LLC.